            As filed with the Securities and Exchange Commission on July 9, 2002
                                                              Registration Nos.:
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------
                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                [X]
Pre-Effective Amendment No. ___                 [ ]
Post-Effective Amendment No. ___                [ ]

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
Amendment No. ___


                            Fresco Index Shares Funds
               (Exact Name of Registrant as Specified in Charter)

               51 West 52nd Street, New York, New York 10019-6114
                    (Address of Principal Executive Offices)

                   Registrant's Telephone Number: 212-882-5000

                            Cynthia Lo Bessette, Esq.
                            Assistant General Counsel
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Stuart Strauss, Esq.
                             Mayer Brown Rowe & Maw
                                  1675 Broadway
                          New York, New York 10019-5820

                           Stephanie M. Nichols, Esq.
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                                Boston, MA 02110

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

Fresco Index Shares Funds

Fresco Dow Jones STOXX 50'sm' Fund
Fresco Dow Jones EURO STOXX 50'sm' Fund







                      -------------------------------------

                                   PROSPECTUS
                               September [ ], 2002

                      -------------------------------------














As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' Shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
              Not FDIC Insured. May lose value. No bank guarantee.
--------------------------------------------------------------------------------

                           Fresco Index Shares Funds


                                    CONTENTS
                                    THE FUNDS

--------------------------------------------------------------------------------

Basic information regarding the funds                The Trust

                                                     Who Should Invest

                                                     Fresco Dow Jones STOXX 50'sm' Fund

                                                     Fresco Dow Jones EURO STOXX 50'sm' Fund

                                                     Additional Investment Strategies

                                                     Additional Risks


                                 YOUR INVESTMENT
--------------------------------------------------------------------------------------------


Information on managing your fund account            Buying and Selling the Funds

                                                     Creation and Redemption of Creation Units

                                                     Pricing and Valuation

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------------------

Additional information about the funds               Management

                                                     Index Licenses

                                                     Distributions

                                                     Tax Matters

                                                     General Information

Where to learn more about the funds                  Back Cover

--------------------------------------------------------------------------------
                      Each fund alone is not a complete or
                          balanced investment program.
--------------------------------------------------------------------------------




                               Prospectus Page 2

                           Fresco Index Shares Funds

                      BASIC INFORMATION REGARDING THE FUNDS
                                    THE TRUST
--------------------------------------------------------------------------------

Fresco Index Shares Funds (the "Trust") is an exchange-traded "index fund" consisting of two separate investment portfolios or "Funds". Each of the Funds is non-diversified. The investment objective of each Fund is to provide investment results that, before expenses, correspond generally to the total return of a specified market index. UBS Global Asset Management (US) Inc. ("UBS Global AM") is the investment advisor and distributor for each Fund. UBS Global Asset Management International Ltd. is the sub-advisor for each Fund. The shares of each Fund are referred to herein as "Shares."

The Shares of each Fund are listed on the New York Stock Exchange. Each Fund's Shares trade on the New York Stock Exchange at market prices that may differ to some degree from the Shares' net asset value. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a "Creation Unit."* Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

                                WHO SHOULD INVEST
--------------------------------------------------------------------------------
Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index. Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument. By requiring creation and redemption principally in-kind, the Funds are designed to protect ongoing shareholders from adverse effects on the Fund's portfolio that could arise from frequent cash creation and redemption transactions that affect the net asset value of a Fund. Moreover, in contrast to conventional mutual funds where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for ongoing shareholders.




--------
* Except that under the "Dividend Reinvestment Service" described further in the Statement of Additional Information, however, Shares may be created in less than a Creation Unit size aggregation and upon termination of a Fund, Shares will be redeemed in less than a Creation Unit size aggregation.


                               Prospectus Page 3

                           Fresco Index Shares Funds

                        FRESCO DOW JONES STOXX 50'sm' FUND
                                  (SYMBOL: [ ])
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
Investment Objective

To replicate as closely as possible, before expenses, the total return of the Dow Jones STOXX 50'sm'.

Principal Investment Strategies

The Fund uses a passive management strategy designed to track the performance of the Dow Jones STOXX 50'sm' Index. The Dow Jones STOXX 50'sm' Index represents the performance of 50 blue chip companies representing the market sector leaders in Europe. Countries covered currently include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones STOXX 50'sm' Index is a free float, market capitalization weighted index that captures around 60% of the underlying market capitalization of the pan-European Dow Jones STOXX'sm' Total Market Index.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Dow Jones STOXX 50'sm'. The Fund's investment advisor seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dow Jones STOXX 50'sm' (a figure of 1.00 would represent perfect correlation).

The Fund generally will invest in all of the stocks comprising the Dow Jones STOXX 50'sm' in proportion to their weightings in the Dow Jones STOXX 50'sm'. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Dow Jones STOXX 50'sm' in proportions expected by the investment advisor to replicate generally the performance of the Dow Jones STOXX 50'sm' as a whole. There may also be instances in which the investment advisor may choose to overweight another stock in the Dow Jones STOXX 50'sm', purchase securities not in the Dow Jones STOXX 50'sm' which the investment advisor believes are appropriate to substitute for the securities contained in the Dow Jones STOXX 50'sm', or utilize various combinations of other available investment techniques, in seeking to track accurately the Dow Jones STOXX 50'sm'. In addition, from time to time stocks are added to or removed from the Dow Jones STOXX 50'sm'. The Fund may sell stocks that are represented in the Dow Jones STOXX 50'sm', or purchase stocks that are not yet represented in the Dow Jones STOXX 50'sm', in anticipation of their removal from or addition to the Dow Jones STOXX 50'sm'.

The Fund will normally invest at least 90% of its total assets in component securities that comprise the Dow Jones STOXX 50'sm'.



                               Prospectus Page 4

                           Fresco Index Shares Funds


Principal risks of investing in the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. An investment in the Fund involves risks similar to those of investing in any fund of equity securities of European issuers, such as market fluctuations caused by economic and political developments, changes in interest rates and perceived trends in stock prices. Unlike many investment companies, the Fund is not "actively managed." Therefore, it would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dow Jones STOXX 50'sm'. You should anticipate that the value of the Shares will increase or decrease, more or less, in correlation with any increase or decrease in the value of the Dow Jones STOXX 50'sm'. The principal risks presented by an investment in the Fund are:

Equity Risk--Stock values could decline generally or could underperform other investments.

Foreign Stock Risk--The Fund invests principally in the stock of European issuers. Foreign securities involve special risks and costs. These risks may include less market liquidity and generally greater market volatility, exchange rate fluctuations and controls, less complete financial information about the issuers, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. Investment in foreign securities may involve higher costs than investment in US securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

Foreign securities also include investments such as American Depositary Receipts ("ADRs") which are US dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by US banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market.

Currency Risk--The Fund's net asset value is determined on the basis of US dollars. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of the Fund's holdings goes up.

Index Tracking Risk--The Fund's return may not match the return of the Dow Jones STOXX 50'sm' for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dow Jones STOXX 50'sm', and incurs costs in buying and selling securities, especially when rebalancing the Fund's holdings to reflect changes in the composition of the Dow Jones STOXX 50'sm'. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or as a result of reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions, its return may not


                               Prospectus Page 5

                           Fresco Index Shares Funds

correlate as well with the return on the Dow Jones STOXX 50'sm', as would be the case if it purchased all of the stocks in the Dow Jones STOXX 50'sm'.

Derivative Risk--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Other investment considerations and risks

Forward Currency Exchange Contracts--The Fund may enter into forward currency exchange contracts to facilitate local securities settlement or for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the investment advisor, and the Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The Fund could experience losses if the value of its forward currency contracts was poorly correlated with its other investments or if it could not close out its position because of an illiquid market.

Changes in policies

The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
As of the date of this Prospectus, the Fresco Dow Jones STOXX 50'sm' Fund has been in operation for less than one full year and therefore no performance information is presented.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fresco Dow Jones STOXX 50'sm' Fund.


                               Prospectus Page 6

                           Fresco Index Shares Funds


Shareholder Transaction Expenses                                                      0.00%
(fees paid directly from your investment)(a)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund's assets)(b)
         Management Fees                                                              0.29%
         Distribution and Services (12b-1) Fees                                        None
         Other Expenses(c)                                                            [XX]%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  [XX]%
--------------------------------------------------------------------------------------------

(a) You will incur customary brokerage commissions when buying and selling Shares of the Fund through a broker. For institutional investors who transact in Creation or Redemption Units, please see "Creation and Redemption of Creation Units" for a discussion of Creation and Redemption Transaction Fees.
(b)      Expressed as a percentage of daily net assets.
(c) The Trust's Investment Advisory Agreement provides that UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

                                     EXAMPLE
--------------------------------------------------------------------------------
The Fresco Dow Jones STOXX 50'sm' Fund sells and redeems its Shares in Creation Units. Creation Units are sold and redeemed principally on an in-kind basis for portfolio securities of the Dow Jones STOXX 50'sm'. Shares in less than Creation Unit aggregations are not redeemable to the Fund. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Dow Jones STOXX 50'sm'), assuming a 5% annual return and that the Fund's operating expenses remain the same. Investors should note that the presentation below of a $10,000 investment in a Creation Unit is for illustration purposes only, as Shares will be issued by the Fund only in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected performance or Fund expenses, each of which may be greater or lesser than the estimates.

Year                              Expenses
1
3


                               Prospectus Page 7

                           Fresco Index Shares Funds


                      FRESCO DOW JONES EURO STOXX 50'sm' FUND
                                  (SYMBOL: [ ])
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
Investment Objective

To replicate as closely as possible, before expenses, the total return of the Dow Jones EURO STOXX 50'sm'.

Principal Investment Strategies

The Fund uses a passive management strategy designed to track the performance of the Dow Jones EURO STOXX 50'sm'. The Dow Jones EURO STOXX 50'sm' represents the performance of 50 blue chip companies representing the market sector leaders in the Eurozone. Countries covered currently include Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal and Spain. The Dow Jones EURO STOXX 50'sm' Index is a free float, market capitalization weighted index that captures around 60% of the underlying market capitalization of the pan-European Dow Jones EURO STOXX'sm' Total Market Index.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Dow Jones EURO STOXX 50'sm'. The Fund's investment advisor seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dow Jones EURO STOXX 50'sm' (a figure of 1.00 would represent perfect correlation).

The Fund generally will invest in all of the stocks comprising the Dow Jones EURO STOXX 50'sm' in proportion to their weightings in the Dow Jones EURO STOXX 50'sm'. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Dow Jones EURO STOXX 50'sm' in proportions expected by the investment advisor to replicate generally the performance of the Dow Jones EURO STOXX 50'sm' as a whole. There may also be instances in which the investment advisor may choose to overweight another stock in the Dow Jones EURO STOXX 50'sm', purchase securities not in the Dow Jones EURO STOXX 50'sm' which the investment advisor believes are appropriate to substitute for the securities contained in the Dow Jones EURO STOXX 50'sm', or utilize various combinations of other available investment techniques, in seeking to track accurately the Dow Jones EURO STOXX 50'sm'.
In addition, from time to time stocks are added to or removed from the Dow Jones EURO STOXX 50'sm'. The Fund may sell stocks that are represented in the Dow Jones EURO STOXX 50'sm', or purchase stocks that are not yet represented in the Dow Jones EURO STOXX 50'sm', in anticipation of their removal from or addition to the Dow Jones EURO STOXX 50'sm'.

The Fund will normally invest at least 90% of its total assets in component securities that comprise the Dow Jones EURO STOXX 50'sm'.

                               Prospectus Page 8

                           Fresco Index Shares Funds

Principal risks of investing in the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. An investment in the Fund involves risks similar to those of investing in any fund of equity securities of European issuers, such as market fluctuations caused by economic and political developments, changes in interest rates and perceived trends in stock prices. Unlike many investment companies, the Fund is not "actively managed." Therefore, it would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dow Jones EURO STOXX 50'sm'. You should anticipate that the value of the Shares will increase or decrease, more or less, in correlation with any increase or decrease in the value of the Dow Jones EURO STOXX 50'sm'. The principal risks presented by an investment in the Fund are:

Equity Risk--Stock values could decline generally or could underperform other investments.

Foreign Stock Risk--The Fund invests principally in stocks of European issuers. Foreign securities involve special risks and costs. These risks may include less market liquidity and generally greater market volatility, exchange rate fluctuations and controls, less complete financial information about the issuers, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. Investment in foreign securities may involve higher costs than investment in US securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

Foreign securities also include investments such as ADRs which are US dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by US banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market.

Index Tracking Risk--The Fund's return may not match the return of the Dow Jones EURO STOXX 50'sm' for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dow Jones EURO STOXX 50'sm', and incurs costs in buying and selling securities, especially when rebalancing the Fund's holdings to reflect changes in the composition of the Dow Jones EURO STOXX 50'sm'. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or as a result of reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions, its return may not correlate as well with the return on the Dow Jones EURO STOXX 50'sm', as would be the case if it purchased all of the stocks in the Dow Jones EURO STOXX 50'sm'.

                               Prospectus Page 9

                           Fresco Index Shares Funds

Derivative Risk--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Other investment considerations and risks

Forward Currency Exchange Contracts--The Fund may enter into forward currency exchange contracts to facilitate local securities settlement or for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the investment advisor, and the Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The Fund could experience losses if the value of its forward currency contracts was poorly correlated with its other investments or if it could not close out its position because of an illiquid market.

Changes in policies

The Fund's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
As of the date of this Prospectus, the Fresco Dow Jones EURO STOXX 50'sm' Fund has been in operation for less than one full year and therefore no performance information is presented.


                               Prospectus Page 10

                           Fresco Index Shares Funds


                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fresco Dow Jones EURO STOXX 50'sm' Fund.

Shareholder Transaction Expenses                                                        0.00%
(fees paid directly from your investment)(a)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund's assets)(b)
         Management Fees                                                                0.29%
         Distribution and Services (12b-1) Fees                                          None
         Other Expenses(c)                                                              [XX]%
----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    [XX]%
----------------------------------------------------------------------------------------------

     (a) You will incur customary brokerage commissions when buying and selling Shares of the Fund through a broker. For institutional investors who transact in Creation or Redemption Units, please see "Creation and Redemption of Creation Units" for a discussion of Creation and Redemption Transaction Fees.
     (b)  Expressed as a percentage of daily net assets.
     (c) The Trust's Investment Advisory Agreement provides that UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

                                     EXAMPLE

The Fresco Dow Jones EURO STOXX 50'sm' Fund sells and redeems its Shares in Creation Units. Creation Units are sold and redeemed principally on an in-kind basis for portfolio securities of the Dow Jones EURO STOXX 50'sm'. Shares in less than Creation Unit aggregations are not redeemable to the Fund. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Dow Jones EURO STOXX 50'sm'), assuming a 5% annual return and that the Fund's operating expenses remain the same. Investors should note that the presentation below of a $10,000 investment in a Creation Unit is for illustration purposes only, as Shares will be issued by the Fund only in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected performance or Fund expenses, each of which may be greater or lesser than the estimates.


Year                              Expenses
1
3

                               Prospectus Page 11

                           Fresco Index Shares Funds


                        ADDITIONAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or Funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended, or exemptions therefrom), in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its benchmark index and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The investment advisor anticipates that it will take approximately three Business Days for additions and deletions to each Fund's benchmark index to be reflected in the portfolio composition of each Fund.

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each relevant Fund receives liquid collateral equal to at least 105% of the value of the portfolio securities being lent. This collateral is marked to market on a regular basis.

                                ADDITIONAL RISKS
--------------------------------------------------------------------------------
Lack of Diversification

Each Fund is non-diversified and as a result may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company or a single industry than diversified funds, the performance of that company or industry can have a substantial impact on the Fund's Share price.

Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

                               Prospectus Page 12

                           Fresco Index Shares Funds


Trading Issues

Trading in Shares on the New York Stock Exchange may be halted due to market conditions or for reasons that, in the view of the New York Stock Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the New York Stock Exchange is subject to trading halts caused by extraordinary market volatility pursuant to New York Stock Exchange "circuit breaker" rules. There can be no assurance that the requirements of the New York Stock Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of a Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value and supply and demand on the New York Stock Exchange. The investment advisor cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's benchmark index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the investment advisor believes that large discounts or premiums to the net asset value of Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

                   INFORMATION FOR MANAGING YOUR FUND ACCOUNT
                          BUYING AND SELLING THE FUNDS
--------------------------------------------------------------------------------
The Shares are listed for secondary trading on the New York Stock Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the New York Stock Exchange at prices that may differ to varying degrees from the daily net asset values of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the investment advisor believes that large discounts and premiums to net asset value should not be sustained for very long.

                               Prospectus Page 13

                           Fresco Index Shares Funds


                    CREATION AND REDEMPTION OF CREATION UNITS
--------------------------------------------------------------------------------
Each Fund issues Shares and redeems Shares only in Creation Units (generally 50,000 Shares per Creation Unit) at their net asset value on a continuous basis only on days the New York Stock Exchange is open for business. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the Fund, the distributor and the transfer agent or purchase through a dealer which has entered into such an agreement. Set forth below is a brief description of the procedures applicable to creation and redemption of Creation Units. For more detailed information, see "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

Creation

In order to create (i.e., purchase) Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's benchmark index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the number of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the New York Stock Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through a participant of the Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to creations and redemptions of Creation Units ("Authorized Participant"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the distributor in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than 11:00 a.m. New York time.

A fixed creation transaction fee of $3,000 (the "Creation Transaction Fee") is applicable to each creation transaction regardless of the number of Creation Units created in the transaction. An additional charge of up to four times the Creation Transaction Fee may apply to the extent that cash is used in lieu of securities to create Creation Units and in limited circumstances specified in the Statement of Additional Information. See "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information. The price for each Creation Unit will equal the aggregate daily NAV per Share, plus the fees described above and, if applicable, any Transfer Taxes.

                               Prospectus Page 14

                           Fresco Index Shares Funds


Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 125% of the market value of the missing Deposit Securities. See "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the creation of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the creation of a Creation Unit through the custom basket process. For more details, see "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

Redemption

The Funds' custodian makes available immediately prior to the opening of business each day of the Exchange, through the facilities of the NSCC, the list of the names and the number of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any Transfer Taxes. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the Trust equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder. For more detail, see "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m.) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 11:00 a.m. New York time.

A fixed redemption transaction fee of $3,000 (the "Redemption Transaction Fee"), is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. To the extent that redemptions are for cash and in limited circumstances described in the Statement of Additional Information, an additional charge of up to four times the Redemption Transaction Fee may be charged to offset additional expenses incurred by the Trust.

                               Prospectus Page 15

                           Fresco Index Shares Funds


Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.

                              PRICING AND VALUATION
--------------------------------------------------------------------------------
Net asset value per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' custodian and determined each business day normally at the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m. New York time).

The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, a portfolio security is valued at its fair value, as determined under procedures established by the Funds' Board of Trustees. In these cases, a Fund's net asset value will reflect certain portfolio securities' fair values rather than their market prices. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

                                   MANAGEMENT
--------------------------------------------------------------------------------
Investment Advisor

UBS Global AM (the "Advisor") is the Funds' investment advisor. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. As of June 30, 2002, UBS Global AM was the investment advisor, sub-advisor or manager of [ ] investment companies with [ ] separate portfolios and aggregate assets of approximately $[ ] billion.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays UBS Global AM fees. The contractual rate for each Fund's advisory fees to UBS Global AM is described below as a percentage of each Fund's average daily net assets.

                               Prospectus Page 16

                           Fresco Index Shares Funds

Fund                                                                                Management Fee
--------------------------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50'sm' Fund                                                            0.29%
Fresco Dow Jones EURO STOXX 50'sm' Fund                                                       0.29%


UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

Sub-Advisor

UBS Global AM has appointed its affiliate, UBS Global Asset Management International Ltd. (the "Sub-Advisor"), to serve as sub-advisor to the Fresco Dow Jones STOXX 50'sm' Fund and the Fresco Dow Jones EURO STOXX 50'sm' Fund. The Sub-Advisor is also an indirect wholly owned asset management subsidiary of UBS AG. As of June 30, 2002, the Sub-Advisor had approximately $[ ] billion in assets under management. The Sub-Advisor is located at 21 Lombard Street, London, England EC3V 9AH. The Sub-Advisor receives no compensation from any Fund in connection with the services it provides.

Subject to the Advisor's control and supervision, the Sub-Advisor is responsible for the investment management of the portfolios of each of the Fresco Dow Jones STOXX 50'sm' Fund and the Fresco Dow Jones EURO STOXX 50'sm' Fund.

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company acts as administrator, custodian and transfer agent to each Fund.

Lending Agent

UBS PaineWebber, Inc. acts as a lending agent for the each Fund. For its services, the lending agent typically receives a portion of the net investment income, if any, earned on the collateral for the securities loaned.

Distributor

UBS Global AM is the distributor of each Fund's Shares. The distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                               Prospectus Page 17

                           Fresco Index Shares Funds


                                 INDEX LICENSES
--------------------------------------------------------------------------------
Dow Jones STOXX'sm' Indexes

STOXX Limited publishes the Dow Jones STOXX'sm' indexes. The Dow Jones STOXX 50'sm' and Dow Jones EURO STOXX 50'sm' Indexes were launched in February 1998, in advance of European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999. STOXX Limited was founded in 1997 as a joint venture among Deutsche Boerse AG, Dow Jones & Company, Inc., Euronext Paris SA and SWX Swiss Exchange.

DISCLAIMERS

The Fresco Dow Jones STOXX 50'sm' Fund and the Fresco Dow Jones EURO STOXX 50'sm' Fund are not sponsored, endorsed, sold or promoted by STOXX Limited ("STOXX") or Dow Jones & Company, Inc. ("Dow Jones"). Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. STOXX's and Dow Jones' only relationship to the investment advisor and the Funds is the licensing of certain trademarks and trade names of Dow Jones STOXX 50'sm' and the Dow Jones EURO STOXX 50'sm' which are determined, composed and calculated by STOXX without regard to the investment advisor or the Funds. STOXX and Dow Jones have no obligation to take the needs of the investment advisor or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones STOXX 50'sm' and the Dow Jones EURO STOXX 50'sm'. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination of calculation of the equation by which the Funds are to be converted into cash. Neither STOXX nor Dow Jones will have any obligation or liability in connection with the administration, marketing or trading of the Funds.

Neither STOXX nor Dow Jones guarantees the accuracy and/or the completeness of the Dow Jones STOXX 50'sm' and the Dow Jones EURO STOXX 50'sm' or any data included therein and neither STOXX nor Dow Jones shall have any liability for any errors, omissions, or interruptions therein. Neither STOXX nor Dow Jones makes any warranty, express or implied, as to results to be obtained by the investment advisor, owners of the Funds, or any other person or entity from the use of the Dow Jones STOXX 50'sm' and the Dow Jones EURO STOXX 50'sm' or any data included therein. Neither STOXX nor Dow Jones makes any express or implied warranties, and STOXX and Dow Jones expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones STOXX 50'sm' and the Dow Jones EURO STOXX 50'sm' and any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones or STOXX have any liability for any damages arising out of or related to the Dow Jones STOXX 50'sm' and the Dow Jones EURO STOXX 50'sm' or the Funds including, without limitation, indirect, punitive, special or consequential damages (including lost profits), even if

                               Prospectus Page 18

                           Fresco Index Shares Funds

notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and the investment advisor.

















                               Prospectus Page 19

                           Fresco Index Shares Funds


                                  DISTRIBUTIONS
--------------------------------------------------------------------------------
Dividends and Capital Gains

As a shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividend distributions, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

                                   TAX MATTERS
--------------------------------------------------------------------------------
As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in a Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

o        The Fund makes distributions,

o        You sell Shares listed on the New York Stock Exchange, and

o        You create or redeem Creation Units.

Taxes on Distributions

Each Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are


                               Prospectus Page 20

                           Fresco Index Shares Funds

taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

If you are not a citizen of the United States, or if you are a foreign entity or if you are not a permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% US withholding tax, unless a lower treaty rate applies.

Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rates are currently:

         30%          During 2002 and 2003
         29%          During 2004 and 2005
         28%          During 2006 through 2010
         31%          2011 and thereafter.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

Taxes on Creations and Redemptions of Creation Units

A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.


                               Prospectus Page 21

                           Fresco Index Shares Funds

Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

                               GENERAL INFORMATION
--------------------------------------------------------------------------------
The Trust was organized as a Massachusetts business trust on February 14, 2002. If shareholders are required to vote on any matters, you are entitled to one vote for each dollar of net asset value you own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Statement of Additional Information for more information concerning the Trust's form of organization.

For purposes of the 1940 Act, Shares of the Funds are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of Section 12(d)(1) of the Act.

From time to time, Funds advertise yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund. For a more detailed description of how each Fund computes its performance figures and how these numbers may be used in advertisements, please consult the Statement of Additional Information.

Mayer, Brown, Rowe & Maw, 1675 Broadway, New York, NY 10019-5820, serve as counsel to the Trust, including each Fund. [INDEPENDENT ACCOUNTANT] serves as independent accountants and will audit each Fund's financial statements annually.

                               Prospectus Page 22

                           Fresco Index Shares Funds

                       WHERE TO LEARN MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------
If you want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during the last fiscal year.

You may discuss your questions about the Fund by contacting your investment professional. You may obtain free copies of the Fund's SAI and annual and semi-annual reports (when available) by contacting the Fund directly at [NUMBER].

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission's Public Reference Room (450 Fifth Street, N.W., Washington D.C. 20549) or on the EDGAR Database on the SEC's Web site (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


                                     [811- ]

                               Prospectus Page 23

                            FRESCO INDEX SHARES FUNDS

                        FRESCO DOW JONES STOXX 50S'sm' FUND
                      FRESCO DOW JONES EURO STOXX 50'sm' FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER [ ], 2002

Fresco Index Shares Funds (the "Trust") is an exchange-traded "index fund" consisting of two separate investment portfolios or Funds. UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, is the investment advisor and distributor for each Fund. UBS Global AM has appointed UBS Global Asset Management International Ltd. to serve as each Fund's sub-advisor.

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Funds' current prospectus dated September [ ], 2002, as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the prospectus, unless otherwise noted. A copy of the Fund's prospectus may be obtained without charge by writing to the Funds' distributor, UBS Global AM at [ADDRESS].

TABLE OF CONTENTS

-------------------------------------------------------------------------------------------------------------
General Description of the Trust..............................................................
-------------------------------------------------------------------------------------------------------------
Investment Policies...........................................................................
-------------------------------------------------------------------------------------------------------------
Dow Jones STOXX Indexes
-------------------------------------------------------------------------------------------------------------
Investment Restrictions.......................................................................
-------------------------------------------------------------------------------------------------------------
Special Considerations and Risks..............................................................
-------------------------------------------------------------------------------------------------------------
Exchange Listing and Trading..................................................................
-------------------------------------------------------------------------------------------------------------
Management of the Trust.......................................................................
-------------------------------------------------------------------------------------------------------------
Brokerage Transactions........................................................................
-------------------------------------------------------------------------------------------------------------
Book Entry Only System........................................................................
-------------------------------------------------------------------------------------------------------------
Creation and Redemption of Creation Units.....................................................
-------------------------------------------------------------------------------------------------------------
Determination of Net Asset Value..............................................................
-------------------------------------------------------------------------------------------------------------
Dividends and Distributions...................................................................
-------------------------------------------------------------------------------------------------------------
Taxes ........................................................................................
-------------------------------------------------------------------------------------------------------------
Capital Stock and Shareholder Reports.........................................................
-------------------------------------------------------------------------------------------------------------
Performance and Other Information.............................................................
-------------------------------------------------------------------------------------------------------------
Counsel and Independent Auditors..............................................................
-------------------------------------------------------------------------------------------------------------
Financial Statements..........................................................................
-------------------------------------------------------------------------------------------------------------

                        GENERAL DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------

The Trust is an open-end management investment company. The Trust currently consists of two Funds. The Trust was organized as a Massachusetts business trust on February 14, 2002. The Funds offered herein are: Fresco Dow Jones STOXX 50'sm' Fund and Fresco Dow Jones EURO STOXX 50'sm' Fund. The investment objective of each Fund is to provide investment results that, before expenses, correspond generally to the total return of a specified market index. The shares of each Fund are referred to herein as "Shares."

Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a "Creation Unit") generally in exchange for a basket of equity securities included in its benchmark index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component").(1) The Shares trade on the New York Stock Exchange at market prices. These prices may differ from the Shares' net asset values. The Shares are also redeemable only in Creation Unit aggregations(2), and generally in exchange for portfolio securities and a specified cash payment. A Creation
Unit of each Fund consists of 50,000 Shares.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares (subject to applicable legal requirements) although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See "CREATION AND REDEMPTION OF CREATION UNITS." In each instance of such cash creations or redemptions, the Trust may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                      INVESTMENT POLICIES AND RESTRICTIONS
--------------------------------------------------------------------------------

Lending Portfolio Securities

Each Fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Because the assets that are pledged as collateral to each Fund in connection with these loans generate income, securities lending may enable a Fund to earn additional income that may partially offset the expenses of such Fund and thereby reduce the effect that expenses have on such Fund's ability to provide investment results that substantially correspond to the total return of its benchmark index.

Loans of portfolio securities may not exceed 33% of a Fund's total assets. The documentation for these loans provides that a Fund will receive collateral equal to at least 105% of the current market

--------------------
(1) See "Dividend Reinvestment Service," however, for a description of the sole case in which Shares may be created by the Trustees in less than a Creation Unit size aggregation of 50,000 Shares.
(2) Except upon termination of a Fund.

value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. Each Fund will pay reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds which invest exclusively in money market instruments.

Lending securities enables a Fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must maintain acceptable collateral with that Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each Fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A Fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any of its loans at any time. Each Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

Pursuant to procedures adopted by the Funds' Board of Trustees (the "Board"), UBS PaineWebber Inc. ("UBS PaineWebber'sm'*"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each Fund. The Board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber'sm' for these services. The Board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber'sm' acted as lending agent. UBS PaineWebber'sm' and other affiliated broker-dealers have also been approved as a borrower under each Fund's securities lending program.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the US government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement

-----------------
* UBS PaineWebber is a service mark of UBS AG.

and are held by the Fund's custodian until repurchased. No more than an aggregate of 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Other Money Market Instruments

In addition to repurchase agreements, other money market instruments in which the Funds may invest are certificates of deposit of US domestic banks with assets of $1 billion or more, bankers' acceptances, time deposits, US government and US government agency securities, or commercial paper rated within the two highest grades by S&P or Moody's Investors Service, Inc., or, if not rated, are of comparable quality as determined by UBS Global AM, and which mature within one year from the date of purchase, and investment companies which invest exclusively in such money market instruments (subject to applicable limitations under Section 12(d)(1) of the Investment Company Act of 1940, as amended ("1940 Act"), including one managed by UBS Global AM.

Futures Contracts, Options and Swap Agreements

Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

Futures Contracts and Options

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or US government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, UBS Global AM may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Restrictions on the Use of Futures and Options

A Fund would not enter into futures contract transactions for purposes other than hedging to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets after taking into account unrealized gains and unrealized losses on such contracts it has entered into. Each Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Short Sales "Against the Box"

Each Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Swap Agreements

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Future Developments

Each Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

                             DOW JONES STOXX INDEXES
--------------------------------------------------------------------------------

STOXX Limited provides and services the Dow Jones STOXX indexes. STOXX Limited was founded in 1997 as a joint venture between Deutsche Boerse AG, Dow Jones & Company, Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50'sm' Index and the Dow Jones EURO STOXX 50'sm' Index were launched in February 1998, in advance of European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999.

When the Dow Jones STOXX indexes were created in 1998, the intention was to provide a complete and fully integrated family of market indicators for the European market. While the benchmark indexes resulting from this outlook were innovative in their own right, regional blue-chip indexes were more conspicuously absent from the types of indexes available to investors. The most widely used blue-chip indexes at that time were typically calculated by local exchanges with a variety of incompatible methodologies and consisting wholly of stocks listed on those exchanges.

The Dow Jones STOXX 50'sm' and Dow Jones EURO STOXX 50'sm' indexes were born out of this need for a set of consistently designed pan-European measures. The indexes track the large-cap markets of the European and Eurozone regions. Both these Dow Jones STOXX blue-chip indexes are designed to be suitable as the basis for investment products, such as derivatives and exchange-traded funds. Their components have a high degree of liquidity and represent the largest companies across all 18 market sectors defined by the Dow Jones Global Classification Standard.

Derived from the broader total market indexes for each of the two regions, Europe and the Eurozone, these two blue-chip indexes each represent about 60% of the market capitalization of their underlying benchmarks. The Dow Jones STOXX 50'sm' Index covers Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones EURO STOXX 50'sm' Index covers the same countries with the exclusion of Denmark, Norway, Sweden, Switzerland and the United Kingdom.

Index Universe. The index universes for each of the Dow Jones STOXX 50'sm' Index and the Dow Jones EURO STOXX 50'sm' Index are defined, respectively, as all components of the 18 Dow Jones

STOXX 600 market sector indexes and all components of the 18 Dow Jones EURO STOXX market sector indexes. The Dow Jones STOXX 600'sm' market sector indexes contain the 600 largest stocks traded on the major exchanges of 17 European countries. The Dow Jones EURO STOXX'sm' market sector indexes represent the Eurozone portion of the Dow Jones STOXX Total Market Index, which in turn covers 95% of the total market capitalization of the stocks traded on the major exchanges of 17 European countries.

Selection List. For each of the 18 Dow Jones STOXX 600'sm' market sector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones STOXX'sm' TMI market sector index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones STOXX 50'sm' Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Within each of the 18 Dow Jones EURO STOXX market sector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones EURO STOXX'sm' TMI market sector index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones EURO STOXX 50'sm' Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Stock Selection. The 40 largest stocks on the selection list for each index are chosen as components. Any remaining current components of the index ranked between 41 and 60 are added as index components. If the component number is still below 50, then the largest stocks on the selection list are added until the index contains 50 stocks.

Review Frequency.  Index composition is reviewed annually in September.

Weighting. The indexes are each weighted by free-float market capitalization. Each component's weight is capped at 10% of the index's total free-float market capitalization. Weights are reviewed quarterly.

                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.       Change its investment objective;

2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant index for creation of Creation Units);

4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);

5. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8.       Sell securities short, except short sales "against the box"; or

9. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Trust may vote the investment securities owned by each Fund in accordance with its views;

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; or

3. Under normal circumstances, invest less than 90% of its net assets in component securities that comprise its relevant benchmark Index. Prior to any change in a Fund's 90% investment policy, such Fund will provide shareholders with 60 days written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                        SPECIAL CONSIDERATIONS AND RISKS
--------------------------------------------------------------------------------

A discussion of the risks associated with an investment in a Fund is contained in the prospectus under the heading. The discussion below supplements, and should be read in conjunction with the prospectus.

General

Investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the indexes are listed on a recognized securities exchange in Europe, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

Futures and Options Transactions

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in stocks.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark index if the index underlying the futures contracts differs from the benchmark index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has applied to the Securities and Exchange Commission for an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. If the SEC grants this relief, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the New York Stock Exchange is satisfied by the fact that such Fund's prospectus is available at the New York Stock Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                          EXCHANGE LISTING AND TRADING
--------------------------------------------------------------------------------

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the prospectus under the "DETERMINATION OF NET ASSET VALUE" and "BUYING AND SELLING THE FUNDS." The discussion below supplements, and should be read in conjunction with, such sections of the prospectus.

The Shares of each Fund are approved for listing and trading on the New York Stock Exchange, subject to notice of issuance. The Shares trade on the New York Stock Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the New York Stock Exchange necessary to maintain the listing of Shares of any Fund will continue to be met.

The New York Stock Exchange may but is not required to remove the Shares of a Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the underlying index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the New York Stock Exchange, makes further dealings on the New York Stock Exchange inadvisable. In addition, the New York Stock Exchange will remove the Shares from listing and trading upon termination of the Trust.

As in the case of other stocks traded on the New York Stock Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "MANAGEMENT."

Trustees and Officers of the Trust

The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by UBS Global AM and other service providers. The Board currently consists of five trustees, two of whom are "interested persons" (as defined in the 1940 Act) of the Trust.

--------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                        Term of Office and   Principal Occupation(s)               Portfolios in Fund
Name, Address            Position(s)    Length of Time       During Past 5 Years and Other         Complex Overseen
and Date of Birth        with Funds     Served               Directorships Held by Trustee         by Trustee
-----------------        ----------     ------               -----------------------------         ----------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Brian M. Storms*; 47     Trustee and    Unlimited            Mr. Storms is chief executive
                         Chairman                            officer (since July 2002) and
                         since [    ]                        president of UBS Global AM
                                                             (since March 1999), and
                                                             director and president of UBS
                                                             Global Asset Management
                                                             (Americas), Inc. ("UBS Global
                                                             AM (Americas)") and UBS Global
                                                             Asset Management (New York)
                                                             Inc. (since October 2001). Mr.
                                                             Storms was chief executive
                                                             officer of UBS Global AM from
                                                             2000-2001 and chief operating
                                                             officer (2001-2002). He was
                                                             chief operating officer of UBS
                                                             Global AM (Americas) and UBS
                                                             Global AM (New York)
                                                             (2001-2002). He was a director
                                                             or trustee of several
                                                             investment companies in the
                                                             UBS Family of Funds
                                                             (1999-2001). He was president
                                                             of Prudential Investments
                                                             (1996-1999). Prior to joining
                                                             Prudential Investments he was
                                                             a managing director at
                                                             Fidelity Investments. Mr.
                                                             Storms is president and
                                                             trustee of UBS Supplementary
                                                             Trust and of two investment
                                                             companies (consisting of 39
                                                             portfolios) and president of
                                                             22 investment companies
                                                             (consisting of 43 portfolios)
                                                             for which UBS Global AM, UBS
                                                             Global AM (Americas), UBS
                                                             PaineWebber'sm' or one of their
                                                             affiliates serves as
                                                             investment advisor,
                                                             sub-advisor or manager.
--------------------------------------------------------------------------------------------------------------------
Joseph LaCorte*, 43      Trustee and    Unlimited            Mr. LaCorte is a managing director
                         President                           of UBS Global AM
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                        Term of Office and   Principal Occupation(s)               Portfolios in Fund
Name, Address            Position(s)    Length of Time       During Past 5 Years and Other         Complex Overseen
and Date of Birth        with Funds     Served               Directorships Held by Trustee         by Trustee
-----------------        ----------     ------               -----------------------------         ----------
                         since [    ]                        Mr. LaCorte is a Chartered
                                                             Financial Analyst and
                                                             previously served as a senior
                                                             consultant to leading
                                                             participants in the US
                                                             Exchange Traded Fund industry
                                                             including the American Stock
                                                             Exchange ("AMEX"), Deutsche
                                                             Boerse, State Street Bank &
                                                             Trust Company and Spears Leeds
                                                             Kellogg. From 1997 to 2000, he
                                                             established and developed
                                                             S-Network LLC to provide
                                                             consulting services
                                                             specializing in the
                                                             development, secondary market
                                                             trading and distribution of
                                                             Exchange Traded Funds. Until
                                                             1997, he was a member of
                                                             AMEX's new products committee.
                                                             Between 1994 and 1997, he was
                                                             a managing director of
                                                             Deutsche Morgan Grenfell Inc.
                                                             responsible for the
                                                             development, launch and
                                                             management of a unique
                                                             Exchange Traded Fund product
                                                             cumulating the management of
                                                             nine Exchange Traded Funds
                                                             listed on the New York Stock
                                                             Exchange. Prior to 1994, he
                                                             has held senior positions in a
                                                             number of financial services
                                                             companies specializing in
                                                             index trading activities and
                                                             related derivative products.
--------------------------------------------------------------------------------------------------------------------
Paul Schubert*, 39       Treasurer                           Mr. Schubert is an executive
                                                             director and head of the
                                                             mutual fund finance department
                                                             of UBS Global AM. Mr. Schubert
                                                             is treasurer and principal
                                                             accounting officer of UBS
                                                             Supplementary Trust and of two
                                                             investment companies
                                                             (consisting of 39 portfolios)
                                                             and a vice president and
                                                             treasurer of 22 investment
                                                             companies (consisting of 43
                                                             portfolios) for which UBS
                                                             Global AM, UBS Global AM
                                                             (Americas), UBS PaineWebber'sm'
                                                             or one of their affiliates
                                                             serves as investment advisor,
                                                             sub-advisor or manager.
--------------------------------------------------------------------------------------------------------------------
Amy R. Doberman*, 40     Vice                                Ms. Doberman is a managing
                         President                           director and general counsel of
                         and                                 UBS Global AM. From December 1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                        Term of Office and   Principal Occupation(s)               Portfolios in Fund
Name, Address            Position(s)    Length of Time       During Past 5 Years and Other         Complex Overseen
and Date of Birth        with Funds     Served               Directorships Held by Trustee         by Trustee
-----------------        ----------     ------               -----------------------------         ----------
                         Secretary                           through July 2000, she was
                                                             general counsel of Aeltus
                                                             Investment Management, Inc.
                                                             Prior to working at Aeltus,
                                                             Ms. Doberman was assistant
                                                             chief counsel of the SEC's
                                                             Division of Investment
                                                             Management. Ms. Doberman is
                                                             vice president and secretary
                                                             of UBS Supplementary Trust and
                                                             a vice president and secretary
                                                             of 24 investment companies
                                                             (consisting of 82 portfolios)
                                                             for which UBS Global AM, UBS
                                                             Global AM (Americas), UBS
                                                             PaineWebber'sm' or one of their
                                                             affiliates serves as
                                                             investment advisor,
                                                             sub-advisor or manager.
--------------------------------------------------------------------------------------------------------------------
David Goldenberg*, 35    Vice                                Mr. Goldenberg is an executive
                         President                           director and deputy general
                         and                                 counsel of UBS Global AM. From
                         Assistant                           2000-2002 he was director,
                         Secretary                           legal affairs at Lazard Asset
                                                             Management. Mr. Goldenberg was
                                                             global director of compliance
                                                             for SSB Citi Asset Management
                                                             Group from 1998-2000. He was
                                                             associate general counsel at
                                                             Smith Barney Asset Management
                                                             from 1996-1998. Prior to
                                                             working at Smith Barney Asset
                                                             Management, Mr. Goldenberg was
                                                             branch chief and senior
                                                             counsel of the SEC's Division
                                                             of Investment Management. Mr.
                                                             Goldenberg is vice president
                                                             and assistant secretary of UBS
                                                             Supplementary Trust and a vice
                                                             president and assistant
                                                             secretary of 24 investment
                                                             companies (consisting of 82
                                                             portfolios) for which UBS
                                                             Global AM, UBS Global AM
                                                             (Americas), UBS PaineWebber'sm'
                                                             or one of their affiliates
                                                             serves as investment advisor,
                                                             sub-advisor or manager.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

*Indicates an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his position as officer of the Adviser.

Trustees' Ownership of Fund Shares

The following table shows the dollar range of equity securities beneficially owned by the director:

-----------------------------------------------------------------------------------------------------------------------
                                                                                  Aggregate Dollar Range of Equity
                                                                                  Securities in All Registered
                                                                                  Investment Companies Overseen by the
                                          Dollar Range of Equity Securities in    Director in Family of Investment
Name                                      the Fund                                Companies
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Brian M. Storms
-----------------------------------------------------------------------------------------------------------------------
Joseph LaCorte
-----------------------------------------------------------------------------------------------------------------------

Remuneration of the Trustees and Officers

No officer, director or employee of UBS Global AM, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or trustee of the Trust. The Trust pays each trustee, who is not an "interested person" (as defined in the 1940 Act), an annual fee of $[AMOUNT] plus a per meeting fee of $[AMOUNT] for scheduled quarterly meetings of the Board attended by the trustee and $[AMOUNT] for each special telephone meeting, if applicable. The Trust also reimburses each trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Committee Members do not receive any additional compensation for service on a committee. The trustee fees are allocated among the Funds based on net assets.

Assuming that four (4) meetings of the Board and (2) audit committee meetings are held annually, it is estimated that the compensation paid to each trustee will be:

-----------------------------------------------------------------------------------------------------------------------
Name of Trustee                           Aggregate Compensation from           Aggregate Compensation from
                                          Trust                                 Fund Complex
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Brian M. Storms
-----------------------------------------------------------------------------------------------------------------------
Joseph LaCorte
-----------------------------------------------------------------------------------------------------------------------


No trustee or officer is entitled to any pension or retirement benefits from the Trust.

The Board has an Audit Committee consisting of three (3) trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust. The Audit Committee meets with the Trust's independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust's accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust's independent auditors.

As of the date of this prospectus, the trustees and officers of the Trust as a group owned less than 1% of the outstanding Shares of each Fund.

Code of Ethics

The Trust, UBS Global AM and UBS Global Asset Management International Ltd. each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, UBS Global AM and UBS Global Asset Management International Ltd. from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

The Investment Advisor

UBS Global AM acts as the investment advisor to the Funds pursuant to a contract ("Advisory Contract") with the Trust. Under the Advisory Contract, the Funds pay UBS Global AM a unitary fee, computed daily and paid monthly, at the annual rate of 0.29% of average daily net assets. The Trust's Investment Advisory Agreement provides that UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including and Trustee's counsel fees), litigation expenses and any other extraordinary expenses, from the unitary fee.


Under the Advisory Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Funds' outstanding voting securities on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Fund.

The Sub-Advisor

Effective [September __, 2002], UBS Global AM entered into a sub-advisory agreement with UBS Global Asset Management International Ltd., 21 Lombard Street, London, England EC3V 9AH. UBS Global Asset Management International Ltd. is an affiliate of the UBS Global AM. UBS Global Asset Management International Ltd. serves as sub-advisor to each of the Funds.

The Sub-Advisor furnishes UBS Global AM with investment recommendations, asset allocation advice, research and other investment services, subject to the direction of the Trust's Board and officers. Under the direction of UBS Global AM, the Sub-Advisor is responsible for managing the investment and reinvestment of that portion of a Fund's portfolio that UBS Global AM designates from time to time.

The Administrator

State Street Bank and Trust Company serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated on a continuous basis to provide such administrative services as the Board of the Trust reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian and Transfer Agent

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, State Street holds the Funds' assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as transfer agent of the Funds pursuant to a

Transfer Agency Agreement. State Street may be reimbursed by the Funds for its out-of-pocket expenses.

As compensation for its services under the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement, the Trust pays State Street [AMOUNT] for its services. The Trust's Investment Advisory Agreement provides that UBS Global AM will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement.

The Distributor

UBS Global AM acts as the distributor of each Fund pursuant to a distribution contract with the Trust (the "Distribution Agreement") which requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell Shares of the Fund. Shares of the Fund are offered continuously. UBS Global AM has entered into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fund Shares.

The distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the "Book Entry Only System" section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Additional Expenses

Each Fund will be based on a particular equity market index compiled by STOXX Limited, which is not affiliated with a Fund or with UBS Global AM or its affiliates. Each Fund will be entitled to use the underlying index pursuant to a sub-license agreement with UBS AG, which has a license agreement with STOXX Limited. UBS Global AM will pay certain operating expenses of the Trust, including the sub-licensing fee due to STOXX Limited under the sub-license agreement.

                             BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and UBS Global AM from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, UBS Global AM relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In selecting brokers for a Fund, its investment advisor or sub-advisor will consider the full range and quality of a broker's services. Consistent with the interests of the Funds and subject to the review of the Board, UBS Global AM or UBS Global Asset Management International Ltd. may cause a Fund to purchase and sell portfolio securities through brokers that provide UBS Global AM or UBS Global Asset Management International Ltd. with brokerage or research services. The Funds may pay those brokers a higher commission than may be charged by other brokers, provided that UBS Global AM or UBS Global Asset Management International Ltd., as applicable, determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of UBS Global AM or UBS Global Asset Management International Ltd. to that Fund and its other clients.

Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.


The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

UBS Global AM assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by UBS Global AM are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by UBS Global AM. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by UBS Global AM based upon their knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM
--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "BUYING AND SELLING THE FUNDS."

The Depositary Trust Company ("DTC") acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, the American Stock Exchange and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the New York Stock Exchange.

                    CREATION AND REDEMPTION OF CREATION UNITS
--------------------------------------------------------------------------------

Creation

The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form; or (ii) pursuant to the Dividend Reinvestment Plan.

A "Business Day" with respect to each Fund is any day on which the New York Stock Exchange is open for business. As of the date of the prospectus, the New York Stock Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's benchmark index and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the

Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities.

The custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by UBS Global AM with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting, (a "Custom Order"). The adjustments described above will reflect changes, known to UBS Global AM on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Units

To be eligible to place orders with the distributor to create a Creation Unit of a Fund, an entity must be a DTC Participant (see "BOOK ENTRY ONLY SYSTEM") which has executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units (an "Authorized Participant"). Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement among the Trust, the Distributor and the Transfer Agent, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will make available in advance of each purchase of Shares an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below).

All orders to create Shares must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of each Fund). All standard orders to create Creation Units must be received by the Distributor no later than the close of regular trading session on the New York Stock Exchange ("Closing Time") (ordinarily 4:00 p.m. New York time) on the date such order is placed in order for creation of Creation Units to be effected based on the net asset value of Shares of each Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 11:00 a.m. New York time.

Purchase Order

The Distributor shall inform the Transfer Agent, the Advisor and the Custodian upon receipt of a purchase order. The Custodian will then provide such information to the appropriate subcustodian. The Custodian shall cause the subcustodian to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount).

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable Creation Transaction Fee (defined below). Any excess funds will be returned following settlement of the issue of the Creation Units of Shares. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the New York Stock Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of Funds have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.

Acceptance of Purchase Order

Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) not later than the Closing Time for standard orders and 11:00 a.m. for custom orders, and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Advisor) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the net asset value of the Shares, the Trust will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such net asset value. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Issuance of a Creation Unit

Except as provided herein, Creation Units of Shares of a Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units of Shares.

Creation Units of Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the custodian or purchased by the Trust and deposited into the Trust. In addition, a Creation Transaction Fee of $3,000 (defined below) will be charged in all cases plus an additional fee of up to four times the Creation Transaction Fee may be charged in certain cases as described below and in the Statement of Additional Information. The delivery of Creation Units of Funds so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance for Orders of Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or UBS Global AM, have an adverse effect on the Trust or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Trust, the Distributor and UBS Global AM make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, UBS Global AM, the distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee

To compensate the Trust for transfer and other transaction costs involved in creation transactions, investors will be required to pay a fixed creation transaction fee of $3,000 (the "Creation Transaction Fee") payable to the Trust. An additional charge of up to four times the Creation Redemption Fee may be imposed for Custom Orders and cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Redemption

Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. As of [_________], 2002, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows: [AMOUNTS].

With respect to each Fund, the custodian, through the NSCC, makes available immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 am, New York time) on each Business Day, the names and share quantities of Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee of $3,000 (the "Redemption Transaction Fee"). In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemption Transaction Fee

A Redemption Transaction Fee of $3,000 is paid to the Trust to offset transfer and other transaction costs that may be incurred in connection with the redemption of Creation Units. The Redemption Transaction Fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds, subject to approval by the Board, may adjust the Redemption Transaction Fee from time to time based upon actual experience. An additional charge for cash redemptions, Custom Orders, or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the Closing Time in order to receive that day's net asset value for standard orders and by 11:00 a.m. for custom orders. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or cause to be transferred to the Trust's Transfer Agent the Creation Unit of Shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on a day on which the Exchange is open for business and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor's Shares through DTC's facilities by 11:00 am on the Exchange Business Day next following the day that the redemption request is received, and the Cash Component, if applicable, by 2:00 p.m. that day, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

Deliveries of redemption proceeds generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

In addition, a Shareholder may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the Shareholder will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a Redemption Transaction Fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Shareholder to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Shares' net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "DETERMINATION OF NET ASSET VALUE."

Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Share is calculated by the custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. New York time) on each day that such exchange is open.

In computing a Fund's net asset value per Share, the Fund's securities holdings are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. When market quotations are not readily available or when the value of securities has been materially affected by events occurring after the close of the market, securities are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "DISTRIBUTIONS."

General Policies

Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC Participants for reinvestment of their dividend distributions. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund.

                                      TAXES
--------------------------------------------------------------------------------

The following information also supplements and should be read in conjunction with the section in the prospectus entitled "TAX MATTERS."

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other Fund Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the service (see "DIVIDEND REINVESTMENT SERVICE") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 30% during 2002-2003; 29% during 2004-2005; 28% during 2006-2010; and 31% -- 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares of the Trust should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

                      CAPITAL STOCK AND SHAREHOLDER REPORTS
--------------------------------------------------------------------------------

The Trust currently is comprised of two Funds. Each Fund issues Shares of beneficial interest, par value $0.01 per Share. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Share has one vote per dollar with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of trustees. Under Massachusetts law, trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o [ADDRESS].

                        PERFORMANCE AND OTHER INFORMATION
--------------------------------------------------------------------------------

The performance of a Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of before and after tax average annual total return, before and after tax cumulative total return and yield.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of average annual total return after taxes on distributions are expressed in terms of the average annual rate of return after taxes on distributions of a hypothetical investment in a Fund over periods of 1-, 5-, and 10-years (or the life of a Fund, if shorter).

Average Annual Total Return (after taxes on distributions) is calculated according to the following formula: P(1+T)'pp'n = ATV[u]D (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years, and ATV[u]D = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption.

Quotations of average annual total return after taxes on distributions and redemption are expressed in terms of the average annual rate of return after taxes on distributions and redemption of a hypothetical investment in a Fund over periods of 1-, 5-, and 10-years (or the life of a Fund, if shorter).

Average Annual Total Return (after taxes on distributions and redemption) is calculated according to the following formula: P(1+T)'pp'n = ATV[u]D[u]R (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years, and ATV[u]D[u]R = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemption.

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

The yield of a Fund is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount on bonds. Yield is calculated by dividing the net investment income per Share earned during the period by the maximum offering price per Share on the last day of the period, according to the following formula: YIELD = 2[((a-b)/cd + 1)'pp'6-1] (where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per Share on the last day of the period).

Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

Because some or all of the Funds' investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of a Fund's investment performance. Historical information on the value of the U.S. dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets, including total return and average yield of such local stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Funds with performance quoted with respect to other investment companies or types of investments.

From time to time, in advertising and marketing literature, the Funds' performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Funds will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Information may be provided to investors regarding capital gains distributions by one or more Funds. Comparisons between the Funds and other investment vehicles such as conventional mutual funds may be made regarding such capital gains distributions, as well as relative tax efficiencies between the Funds and such other investment vehicles (e.g., realization of capital gains or losses to a Fund and to such other investment vehicles in connection with redemption of their respective securities).

Investors may be informed that, while no unequivocal statement can be made as to the net tax impact on a mutual fund resulting from the purchases and sales of its portfolio stocks over a period of time, conventional mutual funds that have accumulated substantial unrealized capital gains, if they experience net redemptions and do not have sufficient available cash, may be required to sell appreciated securities and make taxable capital gains distributions that are generated by changes in such Fund's portfolio. In contrast to conventional mutual funds where redemption transactions that effect an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for ongoing shareholders. Since shareholders are generally required to pay tax on capital gains distributions, the smaller the amount of such distributions, the less taxes that are payable currently. To the extent that a fund is not required to recognize capital gains, a shareholder of such fund is able, in effect, to defer tax on such gains until he sells or otherwise disposes of his shares. If such holder retains his shares until his death, under current law the tax basis of such shares would be adjusted to their then fair market value.

In addition, in connection with the communication of the performance of the Funds to current or prospective shareholders, the Trust also may compare those figures to the performance of certain unmanaged indexes which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indexes include, but are not limited to the following: Dow Jones Industrial Average; Consumer Price Index; Standard & Poor's 500 Composite Stock Price Index (S&P 500); S&P Europe 350 Index; S&P Euro Index; NASDAQ Composite Index; NASDAQ Industrials Index; NASDAQ OTC Composite Index; Morgan Stanley Capital International Indexes, including MSCI EMU Index and MSCI Pan-Euro Index; FTSE Euro 100 Index; FTSE Euro Top 100 Index.

In addition, the Trust from time to time may compare the results of each Fund to the following national benchmarks:

------------------------------------------------------------------------------------------------------------------------
                          COUNTRY                                                   NATIONAL INDEX
------------------------------------------------------------------------------------------------------------------------
Austria
------------------------------------------------------------------------------------------------------------------------
Belgium
------------------------------------------------------------------------------------------------------------------------
Denmark
------------------------------------------------------------------------------------------------------------------------
Finland
------------------------------------------------------------------------------------------------------------------------
France
------------------------------------------------------------------------------------------------------------------------
Germany
------------------------------------------------------------------------------------------------------------------------
Greece
------------------------------------------------------------------------------------------------------------------------
Ireland
------------------------------------------------------------------------------------------------------------------------
Italy
------------------------------------------------------------------------------------------------------------------------
Luxembourg
------------------------------------------------------------------------------------------------------------------------
Netherlands
------------------------------------------------------------------------------------------------------------------------
Norway
------------------------------------------------------------------------------------------------------------------------
Portugal
------------------------------------------------------------------------------------------------------------------------
Spain
------------------------------------------------------------------------------------------------------------------------
Sweden
------------------------------------------------------------------------------------------------------------------------
Switzerland
------------------------------------------------------------------------------------------------------------------------
United Kingdom
------------------------------------------------------------------------------------------------------------------------

From time to time, the Trust may use in marketing materials a graph entitled "The Efficient Frontier," which illustrates the historical risks and returns of selected unmanaged indexes that track the performance of various combinations of U.S. and international securities for a certain time period, such as ten years. A ten year graph, for example, shall use ten year annualized European returns represented by the Dow Jones STOXX 50'sm' Index and ten year annualized U.S. returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall performance within each index. Data presented in the graph shall be provided by [PROVIDER].

Performance of an index is historical and does not represent performance of the Trust, and is not a guarantee of future results.

In addition, information may be presented to current or prospective shareholders regarding the purchase of Funds in the secondary market, such as margin requirements, types of orders that may be entered and information concerning short sales.

Evaluation of each Fund's performance or other relevant statistical information made by independent sources may also be used in advertisements and sales literature concerning the Trust, including reprints of, or selections from, editorials or articles about the Trust. Sources for Trust performance information and articles about the Trust include, but are not limited to, the following: American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques; Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews investment company performance data; Business Week, a national business weekly that periodically reports the performance rankings of investment companies; CDA Investment Technologies, an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate indexes; Forbes, a national business publication that from time to time reports the performance of specific investment companies; Fortune, a national business publication that periodically rates the performance of a variety of investment companies; The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance; Ibbotson Associates, Inc., a company specializing in investment research and data; Investment Company Data, Inc., an independent organization that provides performance ranking information for broad classes of mutual funds; Investor's Business Daily, a daily newspaper that features financial, economic, and business news; Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities; Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund; Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole; The New York Times, a nationally distributed newspaper that regularly covers financial news; Smart Money, a national personal finance magazine published monthly by Dow Jones & Company, Inc. and The Hearst Corporation that focuses on ideas for investing, spending and saving; Value Line Mutual Fund Survey, an independent publication that provides biweekly performance and other information on mutual funds; The Wall Street Journal, a Dow Jones and Company, Inc. newspaper that regularly covers financial news; Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges; Worth, a national publication distributed ten times per year by Capital Publishing Company that focuses on personal finance.

The Trust's website will provide, when available, the following information, on a per Share basis, for each Fund: (a) the prior business day's NAV and the mid-point of the bid/ask spread at the time of calculation of such NAV (the "Bid/Ask Price"), and a calculation of the premium or discount of the Bid/Ask Price against such NAV; and (b) data in chart format displaying the frequency distribution of discounts and premiums of the Bid/Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Mayer, Brown, Rowe & Maw 1675 Broadway, New York, New York 10019, serves as counsel to the Trust. [INDEPENDENT ACCOUNTANT], serves as the independent accountants of the Trust.

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

[INSERT INITIAL BALANCE SHEET]

                                                                      APPENDIX A

The Trust intends to effect deliveries of portfolio securities on a basis of "T" plus three New York business days (i.e., days on which the New York Stock Exchange is open) in the relevant foreign market of each Fund, except as discussed below. The ability of the Trust to effect in-kind redemptions within three New York business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant New York business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in New York, the redemption settlement cycle will be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three New York business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances, during the calendar years 2002 and 2003. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

         FRESCO DOW JONES STOXX 50'sm' FUND

         Regular Holidays. The remaining dates in the calendar year 2002 and dates in the calendar year 2003 on which the regular Austrian, Belgian, Danish, Finnish, French, German, Greek, Irish, Italian, Luxembourg, Dutch, Norwegian, Portuguese, Spanish, Swedish, Swiss and British holidays affecting the relevant securities markets fall are as follows:

         Austria
                  [DATES]

         Belgium
                  [DATES]

         Denmark
                  [DATES]

         Finland
                  [DATES]

         France
                  [DATES]

         Germany
                  [DATES]

         Greece
                  [DATES]

         Ireland
                  [DATES]

         Italy
                  [DATES]

         Luxembourg
                  [DATES]

         Netherlands
                  [DATES]

         Norway
                  [DATES]

         Portugal
                  [DATES]

         Spain
                  [DATES]

         Sweden
                  [DATES]

         Switzerland
                  [DATES]

         United Kingdom
                  [DATES]

         Redemption. A redemption request over the following holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall during the calendar years 2002 and
2003). The longest redemption cycle for the Fresco Dow Jones STOXX 50'sm' Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. In the calendar year [2003], the dates of the regular holidays affecting the [XXX] securities markets present the worst-case redemption cycle for the Fresco Dow Jones STOXX 50'sm' Fund as follows:

---------------------------------------------------------------------------------------------------------------------
                                                     Redemption               Redemption
         Date                  Holiday            Request Date (R)         Settlement Date         Settlement Period
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

In the calendar year 2002, R + [XX] calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Fresco Dow Jones STOXX 50'sm' Fund.

         FRESCO DOW JONES EURO STOXX 50'sm' FUND

         Regular Holidays. The remaining dates in the calendar year 2002 and dates in the calendar year 2003 on which the regular Austrian, Belgian, Finnish, French, German, Greek, Irish, Italian, Luxembourg, Dutch, Portuguese and Spanish holidays affecting the relevant securities markets fall are as follows:

         Austria
                  [DATES]

         Belgium
                  [DATES]

         Finland
                  [DATES]

         France
                  [DATES]

         Germany
                  [DATES]

         Greece
                  [DATES]

         Ireland
                  [DATES]

         Italy
                  [DATES]

         Luxembourg
                  [DATES]

         Netherlands
                  [DATES]

         Portugal
                  [DATES]

         Spain
                  [DATES]

         Redemption. A redemption request over the following holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall during the calendar years 2002 and
2003). The longest redemption cycle for the Fresco Dow Jones EURO STOXX 50'sm' Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. In the calendar year [2003], the dates of the regular holidays affecting the [XXX] securities markets present the worst-case redemption cycle for the Fresco Dow Jones EURO STOXX 50'sm' Fund as follows:

---------------------------------------------------------------------------------------------------------------------
                                                     Redemption               Redemption
         Date                  Holiday            Request Date (R)         Settlement Date         Settlement Period
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

In the calendar year 2002, R + [XX] calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Fresco Dow Jones EURO STOXX 50'sm' Fund.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  Exhibits


(a)          Declaration of Trust is filed herewith
(b)          Bylaws of the Trust is filed herewith
(c)          Global certificates evidencing shares of the Beneficial Interest, $.01 par value, of each
             Fund*
(d)(i)       Investment Advisory Agreement between the Trust and UBS Global Asset Management (US) Inc.*
(d)(ii)      Form of Sub-Advisory Agreement between UBS Global Asset Management (US) Inc. and UBS Global
             Asset Management Ltd.*
(e)          Distribution Agreement between the Trust and UBS Global Asset Management (US) Inc.*
(f)          Not applicable
(g)          Custodian and Accounting Services Agreement between the Trust and State Street Bank and
             Trust Company*
(h)(i)       Administration Agreement between the Trust and State Street Bank and Trust Company*
(h)(ii)      Transfer Agency Services Agreement between the Trust and State Street Bank and Trust
             Company*
(h)(iii)     Form of Participant Agreement*
(h)(iv)      Form of Sales and Investor Services Agreement*
(i)          Opinion and Consent of Mayer Brown Rowe & Maw*
(j)          Consent of [INDEPENDENT ACCOUNTANTS]*
(k)          Not applicable
(l)          Subscription Agreement(s) between the Trust and UBS Global Asset Management (US) Inc.*
(m)          Distribution and Service Plan*
(n)          Not applicable.
(p)(i)       Code of Ethics of the Trust *
(p)(ii)      Code of Ethics of the Advisor*
(p)(iii)     Code of Ethics of Sub-Advisor*
(p)(iv)      Code of Ethics of Distributor*
(q)          Powers of Attorney*


*Indicates items that will be filed by amendment.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Immediately prior to the contemplated public offering of the Trust Shares, UBS Global Asset Management (US) Inc. will be the sole shareholder of each Fund of the Trust.

ITEM 25.    INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Amended and Restated Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant will maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management" in the STATEMENT OF ADDITIONAL INFORMATION as to the directors and officers of UBS Global Asset Management (US) Inc. is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  UBS Global Asset Management (US) Inc. is the Trust's principal underwriter.

(b) The following is a list of the executive officers, directors and partners of UBS Global Asset Management (US) Inc.:

[INSERT LIST]

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, One Federal Street, 9th Floor, Boston, Massachusetts 02110.

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

The Trust hereby undertakes that it will file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Trust proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act (15 U.S.C. 80a-14(a)(3)).

                                  Exhibit List

(a)  Declaration of Trust
(b)  Bylaws of the Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 9th day of July, 2002.


                                          FRESCO INDEX SHARES FUNDS

                                          By:  /s/ Joseph A. LaCorte
                                              ------------------------
                                              Joseph A. LaCorte
                                              President


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:



Signatures                                  Title                           Date
----------                                  -----                           ----
/s/ Joseph A. LaCorte               Treasurer and Sole Trustee          July 9, 2002
---------------------
Joseph A. LaCorte









                            STATEMENT OF DIFFERENCES

The service mark symbol shall be expressed as..............................'sm'
Characters normally expressed as superscript shall be preceded by..........'pp'
Characters normally expressed as subscript shall be preceded by.............[u]